Stock Incentive Plan	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock Incentive Plan
10.	Stock Incentive Plan
In September 2021, the Board of Directors approved and the Company adopted the Plan (the “Plan”). The maximum aggregate number of shares of common stock that the Company may award under the Plan is 7,000,000. The term of the Plan is 10 years. The Plan is administered by a committee of the Company’s Board of Directors (the “Administrator”). The Company may grant awards to eligible participants which may take the form of stock options (both incentive stock options and non-qualified stock
options), stock purchase rights, restricted stock, restricted stock units and performance stock awards. Awards may be granted to employees, directors, and consultants (as defined in the Plan.) The term of any stock option award may not exceed 10 years and may be subject to vesting conditions, as determined by the Administrator. Incentive stock options may only be granted to employees of the Company or any subsidiary that is a “subsidiary corporation” within the meaning of Section 424(f) of the Internal Revenue Code. The exercise price of any stock option award cannot be less than fair market value of the Company’s common stock, provided, however, that an incentive stock option granted to an employee who owns more than 10% of the total combined voting power of all classes of stock of the Company or any parent or subsidiary, must have an exercise price of no less than 110% of the fair market value of the Company’s common stock and a term that does not exceed five years. Vesting is subject to the option holder’s continued service to the Company, ranging up to a four-year period. Unvested options are subject to forfeiture upon termination of employment. Subsequent to December 31, 2023, the Plan was terminated in accordance with the terms of the Business Combination Agreement and the options to purchase 3,646,921 shares of common stock were cancelled at the close of the Business Combination in accordance with the terms of the Business Combination Agreement. See Note 14. Subsequent Events.
The following table represents the total number of shares available for grant under the Plan:

Available for Grant
Balance as of December 31, 2021	3,578,276
Granted	(541,208)
Cancelled	22,396

Balance as of December 31, 2022	3,059,464
Cancelled	293,615

Balance as of December 31, 2023	3,353,079

The following table summarizes information regarding activity in the Plan during the years ended December 31, 2023 and 2022:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)
Outstanding, December 31, 2021	3,421,724	$8.77	9.2
Granted	541,208	6.50
Cancelled	(22,396)	8.50

Outstanding, December 31, 2022	3,940,536	8.46	8.4
Cancelled	(293,615)	7.90

Outstanding, December 31, 2023	3,646,921	$8.50	6.9

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)
Vested and exercisable and expected to vest, December 31, 2023	3,433,227	$8.54	6.7

Vested and exercisable, December 31, 2023	3,371,096	$8.57	6.8

The options outstanding and exercisable as of December 31, 2023 were as follows:

Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$6.50	453,323	8.4	$6.50	341,559	$6.50
8.50	2,585,671	6.6	8.50	2,421,609	8.50
10.00	607,927	7.0	10.00	607,928	10.00

	3,646,921	6.9	$8.50	3,371,096	$8.57

The determination of the fair value of options granted during the year ended December 31, 2022 is computed using the Black-Scholes option pricing model with the following weighted-average assumptions:

2022
Expected option term (years)	7.4
Expected volatility	69.1%
Risk-free rate of return	2.5%
Expected annual dividend yield	—
There were no options granted during the year ended December 31, 2023. The weighted-average grant date fair value of options granted was $2.27 per share for the year ended December 31, 2022.
Option pricing models require the input of various subjective assumptions, including the option’s expected life and the price volatility of the underlying stock. The expected stock price volatility is based on the analysis of volatilities of the Company’s selected public peer group over a period commensurate with the expected term of the options. The expected term of the employee stock options represents the weighted-average period the stock options are expected to remain outstanding and is based on the contractual terms, the vesting period and the expected remaining term of the outstanding options. The risk-free interest rate is based on the U.S. Treasury interest rates whose term in consistent with the expected life of the stock options. No dividend yield is included as the Company has not issued any dividends and do not anticipate issuing any dividends in the future.
The following table shows stock-based compensation expense by functional area in the consolidated statements of operations and comprehensive loss for the years ended December 31:

	2023	2022
Research and development	$105,255	$142,118
Selling, general and administrative	604,139	648,637

	$709,394	$790,755

No stock-based compensation expense was capitalized to inventory for the years ended December 31, 2023 and 2022.
As of December 31, 2023, there was $329,925 of total unrecognized compensation cost related to non-vested stock-based
compensation awards under the Plan which will be recognized over a weighted-average period of 1.3 years.